Reserves - Disclosure of Outstanding Share Purchase Options (Parenthetical) (Detail) $ in Millions	3 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 $ / shares	Jun. 30, 2019 $ / shares	Mar. 31, 2019 USD ($)	Mar. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Fair value per option granted | $ / shares		$ 5.57	$ 5.29		$ 6.11
Fair value of options issued during the year | $	$ 2			$ 3